Income and mining taxes (Schedule of reconciliation to statutory tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Statutory tax rate	26.40%	26.30%
Tax recovery at statutory rate	$ (53,526)	$ (47,047)
Effect of Deductions related to mining taxes	(5,491)	(1,369)
Adjusted income taxes	(59,017)	(48,416)
Mining tax expense (recovery)	32,034	1,291
Adjusted income tax expense after mining tax expense (recovery)	(26,983)	(47,125)
Permanent differences related to capital items	716	(160)
Permanent differences related to other income tax permanent differences	2,775	(1,165)
Impact of remeasurement on decommissioning liability	33,731	7,094
Temporary income tax differences not recognized	4,483	1,100
Impact related to differences in tax rates in foreign operations	21,201	5,534
Impact of changes to statutory tax rates	(706)	2,412
Foreign exchange on non-monetary items	4,593	(3,628)
Impact related to tax assessments and tax return amendments	1,797	1,433
Tax expense (recovery)	$ 41,607	$ (34,505)